Cover	Aug. 03, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2026
Entity File Number	001-41461
Entity Registrant Name	AINOS, INC.
Entity Central Index Key	0001014763
Entity Tax Identification Number	75-1974352
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	3050 Post Oak Blvd
Entity Address, Address Line Two	Suite 510-T80
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	281
Local Phone Number	898-6586
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AIMD
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	AIMDW
Security Exchange Name	NASDAQ